Provisions (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		SFr 4,174		SFr 4,164
Additions from acquired companies		7		0
Increase in provisions recognized in the income statement		988		1,433
Release of provisions recognized in the income statement		(371)		(288)
Provisions used in conformity with designated purpose		(1,604)		(1,152)
Capitalized reinstatement costs		7		(2)
Reclassifications		0		10
Foreign currency translation / unwind of discount		(68)		10
Balance at the end of the year		3,133		4,174
Real estate related reinstatement costs for leasehold improvements		92		87
Real estate related provisions for onerous lease contracts		41		55
Personnel related restructuring provisions		150		83
Personnel related provisions for onerous lease contracts		348		235
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	[1]	50
Additions from acquired companies	[1]	0
Increase in provisions recognized in the income statement	[1]	15
Release of provisions recognized in the income statement	[1]	(7)
Provisions used in conformity with designated purpose	[1]	(13)
Capitalized reinstatement costs	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	(3)
Balance at the end of the year	[1]	43		50
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	[2]	3,261
Additions from acquired companies	[2]	0
Increase in provisions recognized in the income statement	[2]	682
Release of provisions recognized in the income statement	[2]	(209)
Provisions used in conformity with designated purpose	[2]	(1,230)
Capitalized reinstatement costs	[2]	0
Reclassifications	[2]	0
Foreign currency translation / unwind of discount	[2]	(59)
Balance at the end of the year	[2]	2,444		3,261
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		498
Additions from acquired companies		0
Increase in provisions recognized in the income statement		220
Release of provisions recognized in the income statement		(80)
Provisions used in conformity with designated purpose		(313)
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		(2)
Balance at the end of the year		322	[3]	498
Loan commitments and guarantees
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		54
Additions from acquired companies		0
Increase in provisions recognized in the income statement		11
Release of provisions recognized in the income statement		(32)
Provisions used in conformity with designated purpose		0
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		0
Balance at the end of the year		33		54
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		142
Additions from acquired companies		0
Increase in provisions recognized in the income statement		3
Release of provisions recognized in the income statement		(2)
Provisions used in conformity with designated purpose		(12)
Capitalized reinstatement costs		7
Reclassifications		0
Foreign currency translation / unwind of discount		(5)
Balance at the end of the year		134	[4]	142
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	[5]	77
Additions from acquired companies	[5]	0
Increase in provisions recognized in the income statement	[5]	12
Release of provisions recognized in the income statement	[5]	(21)
Provisions used in conformity with designated purpose	[5]	(1)
Capitalized reinstatement costs	[5]	0
Reclassifications	[5]	0
Foreign currency translation / unwind of discount	[5]	1
Balance at the end of the year	[5]	68		77
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		91
Additions from acquired companies		7
Increase in provisions recognized in the income statement		45
Release of provisions recognized in the income statement		(20)
Provisions used in conformity with designated purpose		(34)
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		1
Balance at the end of the year		89		91
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		4,169		4,163
Additions from acquired companies		7		0
Increase in provisions recognized in the income statement		941		1,430
Release of provisions recognized in the income statement		(362)		(288)
Provisions used in conformity with designated purpose		(1,571)		(1,152)
Capitalized reinstatement costs		4		(1)
Reclassifications		(36)		7
Foreign currency translation / unwind of discount		(68)		10
Balance at the end of the year		3,084		4,169
Real estate related reinstatement costs for leasehold improvements		86		85
Real estate related provisions for onerous lease contracts		39		53
Personnel related restructuring provisions		150		54
Personnel related provisions for onerous lease contracts		348		234
UBS AG | Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	[1]	50
Additions from acquired companies	[1]	0
Increase in provisions recognized in the income statement	[1]	15
Release of provisions recognized in the income statement	[1]	(7)
Provisions used in conformity with designated purpose	[1]	(13)
Capitalized reinstatement costs	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1]	(3)
Balance at the end of the year	[1]	43		50
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	[2]	3,261
Additions from acquired companies	[2]	0
Increase in provisions recognized in the income statement	[2]	682
Release of provisions recognized in the income statement	[2]	(209)
Provisions used in conformity with designated purpose	[2]	(1,230)
Capitalized reinstatement costs	[2]	0
Reclassifications	[2]	0
Foreign currency translation / unwind of discount	[2]	(59)
Balance at the end of the year	[2]	2,444		3,261
UBS AG | Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		498
Additions from acquired companies		0
Increase in provisions recognized in the income statement		174
Release of provisions recognized in the income statement		(74)
Provisions used in conformity with designated purpose		(280)
Capitalized reinstatement costs		0
Reclassifications		(21)
Foreign currency translation / unwind of discount		(2)
Balance at the end of the year		294	[3]	498
UBS AG | Loan commitments and guarantees
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		54
Additions from acquired companies		0
Increase in provisions recognized in the income statement		11
Release of provisions recognized in the income statement		(32)
Provisions used in conformity with designated purpose		0
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		0
Balance at the end of the year		33		54
UBS AG | Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		138
Additions from acquired companies		0
Increase in provisions recognized in the income statement		3
Release of provisions recognized in the income statement		(2)
Provisions used in conformity with designated purpose		(12)
Capitalized reinstatement costs		4
Reclassifications		0
Foreign currency translation / unwind of discount		(5)
Balance at the end of the year		125	[6]	138
UBS AG | Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	[5]	77
Additions from acquired companies	[5]	0
Increase in provisions recognized in the income statement	[5]	11
Release of provisions recognized in the income statement	[5]	(18)
Provisions used in conformity with designated purpose	[5]	(1)
Capitalized reinstatement costs	[5]	0
Reclassifications	[5]	(14)
Foreign currency translation / unwind of discount	[5]	1
Balance at the end of the year	[5]	55		77
UBS AG | Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year		91
Additions from acquired companies		7
Increase in provisions recognized in the income statement		45
Release of provisions recognized in the income statement		(20)
Provisions used in conformity with designated purpose		(34)
Capitalized reinstatement costs		0
Reclassifications		0
Foreign currency translation / unwind of discount		1
Balance at the end of the year		SFr 89		SFr 91

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Primarily consists of personnel-related restructuring provisions of CHF 83 million as of 31 December 2017 (31 December 2016: CHF 150 million) and provisions for onerous lease contracts of CHF 235 million as of 31 December 2017 (31 December 2016: CHF 348 million).

[4]
Consists of reinstatement costs for leasehold improvements of CHF 92 million as of 31 December 2017 (31 December 2016: CHF 87 million) and provisions for onerous lease contracts of CHF 41 million as of 31 December 2017 (31 December 2016: CHF 55 million).

[5]	Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.
[6]
Consists of reinstatement costs for leasehold improvements of CHF 86 million as of 31 December 2017 (31 December 2016: CHF 85 million) and provisions for onerous lease contracts of CHF 39 million as of 31 December 2017 (31 December 2016: CHF 53 million).